Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	¥ 20,106	$ 2,755	¥ 20,342
Less: loss of impairment	(1,896)	(260)	(1,896)
Less: accumulated depreciation	(9,554)	(1,309)	(6,682)
Property, plant and equipment, net	8,656	1,186	11,764
Leasehold Improvements [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	534	73	754
Computer and Electronic Equipment[Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	2,457	337	1,930
Manufacturing Equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	12,460	1,707	12,501
Office equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	288	40	187
Motor vehicles [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross	4,367	598	3,914
Construction in process [Member]
Schedule of Property Plant and Equipment [Line Items]
Property and equipment, net gross			¥ 1,056